Performance Management	Dec. 23, 2025
Blue Current Global Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

Effective February 1, 2025, following an internal restructuring, the Adviser began serving as the Fund’s investment adviser. Prior to February 1, 2025, Edge Capital Group, LLC (the “Prior Adviser”) served as the Fund’s investment adviser. The Adviser was under common control with the Prior Adviser. The Fund’s investment objective, principal investment strategies and portfolio managers did not change.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year, and ten year periods compare with those of a broad-based securities market index, MSCI World Index, and a secondary index, MSCI World High Dividend Yield Index. The bar chart and table show the performance of the Fund’s Institutional Class. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year, and ten year periods compare with those of a broad-based securities market index, MSCI World Index, and a secondary index, MSCI World High Dividend Yield Index.
Bar Chart [Table]
*	The Fund’s year-to-date return through September 30, 2025 is 23.03%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period Highest: 16.99% (quarter ended June 30, 2020) Lowest: (24.61%) (quarter ended March 31, 2020)
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	23.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	16.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Market Index Changed	effective June 13, 2024, the MSCI World Index has replaced the MSCI World High Dividend Yield Index as the Fund’s primary index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Five Years	Ten Years
Return Before Taxes	16.74%	9.20%	8.11%
Return After Taxes on Distributions	15.58%	8.15%	7.32%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	7.15%	6.46%
MSCI World Index (reflects no deduction for fees, expenses or taxes)*	18.67%	11.17%	9.95%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)*	7.95%	5.38%	6.34%

*	Prior to June 13, 2024, the MSCI World High Dividend Yield Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the MSCI World Index has replaced the MSCI World High Dividend Yield Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The MSCI World High Dividend Yield Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.bluecurrentfunds.com
Performance Availability Phone [Text]	1-800-514-3583
Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting the Fund’s website at www.marshfieldfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Bar Chart [Table]
*	The Fund’s year-to-date return through September 30, 2025 is 10.64%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period Highest: 17.88% (quarter ended March 31, 2019) Lowest: (15.67%) (quarter ended March 31, 2020)
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	17.88%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns for Period Ended December 31, 2024	One Year	Five Years	Since Inception (December 28, 2015)
Return Before Taxes	17.13%	14.47%	16.28%
Return After Taxes on Distributions	15.56%	13.59%	15.60%
Return After Taxes on Distributions and Sale of Fund Shares	10.65%	11.40%	13.54%
S&P 500 Index	25.02%	14.53%	14.26%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.marshfieldfunds.com
Performance Availability Phone [Text]	1-855-691-5288
Meehan Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index, the S&P 500 Total Return Index, and a secondary index, the S&P 500 Value Index. For periods prior to October 23, 2017, the performance shown below is for Meehan Focus Fund, a series of Meehan Mutual Funds, Inc. (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund, effective October 23, 2017, the date the Fund commenced operations. How the Fund and the Predecessor Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-884-5968.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund reorganized into the Fund, effective October 23, 2017, the date the Fund commenced operations. How the Fund and the Predecessor Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index, the S&P 500 Total Return Index, and a secondary index, the S&P 500 Value Index.
Bar Chart [Heading]	Calendar Year Returns*
Bar Chart [Table]
*	The Fund’s year-to-date return through September 30, 2025 was 17.53%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	24.89% (quarter ended June 30, 2020)
Lowest	(22.26%) (quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	17.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(22.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]
Average Annual Total Returns for the Period Ended December 31, 2024	One Year	Five Years	Ten Years
Return Before Taxes	26.11%	17.19%	12.81%
Return After Taxes on Distributions	25.84%	16.83%	12.34%
Return After Taxes on Distributions and Sale of Fund Shares	15.66%	13.88%	10.56%
S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)*	12.29%	10.49%	10.01%

*

The S&P 500 Value Index is used to provide an additional comparison. The S&P 500 Value Index alters the weights of securities in the S&P 500 Index, overweighting companies with lower price-to-book and price-to-sales ratios, and also overweighting lower predicted and historical sales per share growth rates

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	1-866-884-5968